Prospectus Supplement

John Hancock Investment Trust

Seaport Long/Short Fund (the fund)

Supplement dated April 1, 2022 to the current prospectus, as may be supplemented (the Prospectus)

Effective April 1, 2022, Michael G. Toman is added as a portfolio manager of the fund. Accordingly, the following amends and restates in its entirety the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Steven C. Angeli, CFA Senior Managing Director and Equity Portfolio Manager Managed the fund since 2013	Jennifer N. Berg, CFA Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Robert L. Deresiewicz[1] Senior Managing Director and Global Industry Analyst Managed the fund since 2013
Ann C. Gallo Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Bruce L. Glazer Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Wen Shi, PhD, CFA Managing Director and Global Industry Analyst Managing the fund effective July 1, 2022
Rebecca D. Sykes, CFA Senior Managing Director and Global Industry Analyst Managed the fund since 2021	Michael G. Toman Vice President and Portfolio Manager Managed the fund since 2022	Keith E. White Senior Managing Director and Portfolio Manager Managed the fund since 2016

1   Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team.

Additionally, the following amends and restates in its entirety the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Steven C. Angeli, CFA

•	Senior Managing Director and Equity Portfolio Manager
•	Managed the fund since 2013
•	Joined Wellington Management as an investment professional in 1994

Jennifer N. Berg, CFA

•	Senior Managing Director and Global Industry Analyst
•	Managed the fund since 2013
•	Joined Wellington Management as an investment professional in 2002

Robert L. Deresiewicz1

•	Senior Managing Director and Global Industry Analyst
•	Managed the fund since 2013
•	Joined Wellington Management as an investment professional in 2000

Ann C. Gallo

•	Senior Managing Director and Global Industry Analyst
•	Managed the fund since 2013
•	Joined Wellington Management as an investment professional in 1998

Bruce L. Glazer

•	Senior Managing Director and Global Industry Analyst
•	Managed the fund since 2013
•	Joined Wellington Management as an investment professional in 1997

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Wen Shi, PhD, CFA

•	Managing Director and Global Industry Analyst
•	Managing the fund effective July 1, 2022
•	Joined Wellington Management as an investment professional in 2015

Rebecca D. Sykes, CFA

•	Senior Managing Director and Global Industry Analyst
•	Managing the fund since 2021
•	Joined Wellington Management in 2007

Michael G. Toman

•	Vice President and Portfolio Manager
•	Managed the fund since 2022
•	Joined Wellington Management in 2022
•	Began investment career in 2009

Keith E. White

•	Senior Managing Director and Portfolio Manager
•	Managed the fund since 2016
•	Joined Wellington Management as an investment professional in 2007

1   Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.